INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Deferred income tax assets beginning	$ (16,365)	$ 17,938	$ 4,596
Profit (loss) of acquiree since acquisition date	7,618	(29,720)	12,372
Recorded through other comprehensive income	914	1,942	374
Exchange differences	20	(6,525)	596
Acquisition of Bluestone	(1,137)
Acquisition of MSG	7,362
Deferred income tax assets Ending	$ (1,588)	$ (16,365)	$ 17,938